Document And Entity Information	Sep. 08, 2026
Document Information [Line Items]
Entity, Registrant Name	NRX PHARMACEUTICALS, INC.
Document, Type	8-K
Document, Period End Date	Sep. 08, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38302
Entity, Tax Identification Number	82-2844431
Entity, Address, Address Line One	1201 Orange Street, Suite 600
Entity, Address, City or Town	Wilmington
Entity, Address, State or Province	DE
Entity, Address, Postal Zip Code	19801
City Area Code	484
Local Phone Number	254-6134
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NRXP
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001719406